As filed with the Securities and Exchange Commission on June 27, 2019
Registration No. 333-231660

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. 1

POST-EFFECTIVE AMENDMENT NO.____

MADISON FUNDS
(Exact Name of Registrant as Specified in Charter)

c/o Madison Asset Management, LLC
550 Science Drive, Madison, Wisconsin 53711
(Address of Principal Executive Offices)

(608) 274-0300
(Registrant's Telephone Number)

Kevin S. Thompson
Chief Legal Officer & Chief Administrative Officer
Madison Asset Management, LLC
550 Science Drive
Madison, Wisconsin 53711
(Name and Address of Agent for Service)

With copies to:
Pamela M. Krill, Esq.
Godfrey & Kahn, S.C.
One East Main Street, Suite 500
Madison, Wisconsin 53705
Tele: 608-284-2226

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.
Title of Securities Being Registered: Class Y Shares of Madison Small Cap Fund, no par value per share, of the Registrant.
The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said section 8(a), may determine.

Explanatory Note

This Pre-Effective Amendment No. 1 to the Registration Statement of Madison Funds (“Registrant”) on Form N-14 hereby incorporates by reference Parts A and B of Registrant’s Registration Statement on Form N-14 (File No. 333-231660) filed with the Securities and Exchange Commission on May 22, 2019.  The purpose of this Pre-Effective Amendment No. 1 is to add delaying amendment disclosure to the facing page.

OTHER INFORMATION

ITEM 15. Indemnification

Madison Funds (the “Registrant”) incorporates herein by reference the response to Item 25 of the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on February 27, 2019 with Post-Effective Amendment No. 72.

ITEM 16. Exhibits

1.	Amended and Restated Declaration of Trust of Registrant dated May 8, 2019 – (incorporated by reference to the initial filing of this Registration Statement on Form N-14 filed on May 22, 2019).

2.	Not applicable.

3.	Not applicable.

4.	Agreement and Plan of Reorganization and Liquidation – (incorporated by reference to the initial filing of this Registration Statement on Form N-14 filed on May 22, 2019).

5.	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit 1, above.

6.
(a)    Amended and Restated Investment Advisory Agreement between Registrant and Madison Asset Management, LLC (“MAM”) dated February 6, 2019 (incorporated by reference to Post-Effective Amendment (“PEA”) No. 72 to the Registration Statement on Form N-1A filed on February 27, 2019).

(b)	Amended and Restated Services Agreement between Registrant and MAM dated May 8, 2019 – To be filed by Amendment.

7.
(a)    Amended and Restated Distribution Agreement between Registrant and MFD Distributor, LLC dated February 10, 2017 (incorporated by reference to PEA No. 54 to the Registration Statement on Form N-1A filed on February 14, 2017).

(b)	Form of Dealer Agreement and 22c-2 Addendum (incorporated by reference to PEA No. 54 to the Registration Statement on Form N-1A February 14, 2017).

8.	Not applicable.

9.
(a)    Custody Agreement between Registrant and State Street Bank and Trust Company (“SSB”) dated January 1, 2013 (incorporated by reference to PEA No. 38 to the Registration Statement on Form N-1A filed on February 28, 2013).

(b)	Letter Amendment to Custody Agreement with SSB dated July 31, 2014 (incorporated by reference to PEA No. 54 to the Registration Statement on Form N-1A filed on February 14, 2017).

10.	Amended and Restated Rule 18f-3 Plan dated February 10, 2017 (incorporated by reference to PEA No. 54 to the Registration Statement filed on Form N-1A filed on February 14, 2017).

11.	Opinion and Consent of Counsel Regarding Legality of Shares to be Issued – (incorporated by reference to the initial filing of this Registration Statement on Form N-14 filed on May 22, 2019).

12.	Opinion (and Consent) of Counsel on Tax Matters – To be filed by Amendment.

13.	Other Material Contracts

(a)
Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. (“BFDS”) dated January 1, 2013 (incorporated by reference to PEA No. 38 to the Registration Statement on Form N-1A filed on February 28, 2013).

(b)	Amendment to Transfer Agency and Service Agreement with BFDS dated November 2, 2016 (incorporated by reference to PEA No. 54 to the Registration Statement on Form N-1A filed on February 14, 2017).

(c)	Amendment to Transfer Agency and Service Agreement with BFDS dated November 3, 2016 (incorporated by reference to PEA No. 54 to the Registration Statement on Form N-1A filed on February 14, 2017).

(d)	Securities Lending Agreement between the Registrant and SSB dated January 12, 2018 (incorporated by reference to PEA No. 70 to the Registration Statement on Form N-1A filed on February 28, 2018).

14.	(a) Consent of Deloitte & Touche, LLP – To be filed by Amendment.

(b)	Consent of Cohen & Company, LTD.– To be filed by Amendment.

15.	Not applicable.

16.	Powers of Attorney of the Trustees of the Registrant (incorporated by reference from Registrant’s Registration Statement on Form N-14 filed on May 22, 2019.

17.	None.

ITEM 17. Undertakings

1.
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.
The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.
The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Madison, and State of Wisconsin on the 27th day of June, 2019.

MADISON FUNDS

/s/ Kevin S. Thompson
By:    Kevin S. Thompson
Its:     President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date(s) indicated.

Signatures	Title	Date

/s/ Kevin S. Thompson	President (Principal Executive	June 27, 2019
Kevin S. Thompson	Officer)
/s/ Greg D. Hoppe	Treasurer (Principal Financial	June 27, 2019
Greg D. Hoppe	Officer)

/s/ Katherine L. Frank	Trustee	June 27, 2019
Katherine L. Frank

*	Trustee	June 27, 2019
Carrie Thome

*	Trustee	June 27, 2019
James R. Imhoff, Jr.

*	Trustee	June 27, 2019
Steven P. Riege

*	Trustee	June 27, 2019
Richard E. Struthers

*By: /s/ Kevin Thompson
Kevin Thompson
*Pursuant to Power of Attorney (see Exhibit 16 to the initial filing of this Registration Statement on Form N-14 filed on May 22, 2019).

INDEX TO EXHIBITS

Exhibit        Caption

None